Shareholder Fees {- Fidelity Series Select International Small Cap Fund}	Oct. 20, 2022 USD ($)
NF_10.31 Fidelity Series Select International Small Cap Fund PRO-01 | Fidelity Series Select International Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none